Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Total	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings (deficit)	Non-controlling interest	Common shares Common Shares
Beginning balance at Jun. 30, 2016	$ 336,835	$ 20,488	$ (20,286)	$ 33,805	$ 0	$ 302,828
Net income (loss) for the year	(3,634)			(3,634)
Other comprehensive income (loss) for the year	(1,310)		(1,310)
Comprehensive income (loss) for the year	(4,944)		(1,310)	(3,634)
Common shares issued (note 13)	309	(45)				354
Dividends reinvested and paid	(8,770)			(9,908)		1,138
Share-based compensation (note 13)	5,867	5,867
Non-controlling interest on acquisition of subsidiaries (note 5)	86,556				86,556
Ending balance at Jun. 30, 2017	415,853	26,310	(21,596)	20,263	86,556	304,320
Net income (loss) for the year	(6,748)			(14,060)	7,312
Other comprehensive income (loss) for the year	6,978		6,978
Comprehensive income (loss) for the year	230		6,978	(14,060)	7,312
Common shares issued (note 13)	228	(200)				428
Dividends reinvested and paid	(10,315)			(10,734)		419
Share-based compensation (note 13)	2,950	2,950
Non-controlling interest on acquisition of subsidiaries (note 5)	4,036				4,036
Distributions to non-controlling interests	(12,190)				(12,190)
Ending balance at Jun. 30, 2018	$ 400,792	$ 29,060	$ (14,618)	$ (4,531)	$ 85,714	$ 305,167